UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CHURCH CAPITAL FUND
(Exact name of Registrant as Specified in Charter)

3375 Westpark #472
Houston, Texas 77005

(Address of principal executive offices)(Zip code)

Edward L. Jaroski, President
3375 Westpark #472
Houston, Texas 77005

(Name and Address of Agent for Service)

Copies to:
David J. Harris
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (713) 624-2312

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Church Capital Fund
Schedule of Investments
December 31, 2018

Shares/Principal Amount				Fair Value

CHURCH MORTGAGE BONDS (a)

California			11.85%
		Sonrise Baptist Church of Clovis (c) (d) (e) (i)
594,433		7.50%, 06/01/2020		$594,433

		Trinity Southern Baptist Church of Livermore, California
111,000		7.30%, 03/18/2030		95,604
128,000		7.30%, 09/18/2030		109,005
143,000		7.30%, 03/18/2032		118,747
				323,356
		The United Pentecostal Church of Modesto, Inc. (c) (d) (i)
11,016		7.50%, 11/21/2020		3,917
23,684		7.50%, 05/21/2021		8,422
23,684		7.50%, 11/21/2021		8,422
24,786		7.50%, 05/21/2022		8,814
28,091		7.60%, 11/21/2023		9,989
29,192		7.60%, 05/21/2024		10,381
30,294		7.60%, 11/21/2024		10,773
30,845		7.60%, 05/21/2025		10,968
32,497		7.60%, 11/21/2025		11,556
34,150		7.60%, 05/21/2026		12,144
36,353		7.60%, 05/21/2027		12,927
38,005		7.60%, 11/21/2027		13,515
39,107		7.60%, 05/21/2028		13,906
40,208		7.60%, 11/21/2028		14,298
47,369		7.60%, 11/21/2030		16,844
49,021		7.60%, 05/21/2031		17,431
50,674		7.60%, 11/21/2031		18,020
52,877		7.60%, 05/21/2032		18,803
54,529		7.60%, 11/21/2032		19,391
56,732		7.60%, 05/21/2033		20,174
61,690		7.60%, 05/21/2034		21,937
63,342		7.60%, 11/21/2034		22,524
				305,156
		Victory Christian Center of the Desert, Inc. (c) (d) (i)
16,991		8.40%, 10/15/2020		16,991
17,557		8.40%, 04/15/2021		17,557
18,124		8.40%, 10/15/2021		18,124
19,257		8.40%, 04/15/2022		19,257
19,823		8.40%, 10/15/2022		19,823
20,389		8.40%, 04/15/2023		20,389
21,522		8.40%, 10/15/2023		21,522
22,655		8.40%, 04/15/2024		22,655
23,221		8.40%, 10/15/2024		23,221
24,354		8.40%, 04/15/2025		24,354
25,487		8.40%, 10/15/2025		25,487
26,619		8.40%, 04/15/2026		26,619
27,186		8.40%, 10/15/2026		27,186
28,885		8.40%, 04/15/2027		28,885
30,018		8.40%, 10/15/2027		30,018
31,150		8.40%, 04/15/2028		31,150
32,283		8.40%, 10/15/2028		32,283
33,982		8.40%, 04/15/2029		33,982
35,115		8.40%, 10/15/2029		35,115
36,814		8.40%, 04/15/2030		36,814
38,513		8.40%, 10/15/2030		38,513
39,646		8.40%, 04/15/2031		39,646
41,911		8.40%, 10/15/2031		41,911
43,044		8.40%, 04/15/2032		43,044
45,310		8.40%, 10/15/2032		45,310
47,009		8.40%, 04/15/2033		47,009
49,274		8.40%, 10/15/2033		49,274
50,973		8.40%, 04/15/2034		50,973
39,080		8.40%, 10/15/2034		39,080
				906,192
Florida			12.16%
		Abyssinia Missionary Baptist Church Ministries, Inc. (e) (i)
1,337,868		2.00%, 06/01/2027		547,857

		Bethel Baptist Institutional Church, Inc. (e) (i)
251,757		0.00%, 01/01/2022 (f)		25.18
1,603,550		4.50%, 01/01/2022		1,051,769
				1,051,794
		Iglesia Cristiana La Nueva Jerusalem, Inc. (e) (i)
117,368		7.00%, 11/5/2019		104,762

		Philadelphia Haitian Baptist Church of Orlando, Inc. (c) (d) (e) (i)
778,852		5.25%, 07/01/2036		397,215

		Truth For Living Ministries, Inc. (c) (d) (e) (i)
308,054		4.00%, 11/15/2022		82,928

Georgia			6.64%
		Victory Baptist Church of Loganville, Inc
69,000		7.90%, 07/15/2030		61,672
74,000		7.90%, 07/15/2031		65,061
81,000		7.90%, 07/15/2032		70,551
87,000		7.90%, 07/15/2033		75,177
90,000		7.90%, 01/15/2034		77,472
95,000		7.90%, 07/15/2034		81,415
98,000		7.90%, 01/15/2035		83,427
101,000		7.90%, 07/15/2035		86,608
106,000		7.90%, 01/15/2036		90,280
110,000		7.90%, 07/15/2036		93,236
115,000		7.90%, 01/15/2037		97,359
119,000		7.90%, 07/15/2037		99,936
123,000		7.90%, 01/15/2038		102,914
129,000		7.90%, 07/15/2038		107,522
				1,192,630
Illinois			1.32%
		First Baptist Church of Melrose Park (c) (d) (i)
19,843		7.80%, 06/12/2019		8,602
20,976		7.80%, 12/12/2019		9,093
20,976		7.80%, 06/12/2020		9,093
22,677		7.80%, 12/12/2020		9,831
23,244		7.80%, 06/12/2021		10,076
23,811		7.80%, 12/12/2021		10,322
25,512		7.80%, 06/12/2022		11,059
28,347		7.90%, 12/12/2023		12,288
28,913		7.90%, 06/12/2024		12,534
30,614		7.90%, 12/12/2024		13,271
31,748		7.90%, 06/12/2025		13,763
24,378		7.90%, 06/12/2030		10,568
48,756		7.90%, 12/12/2030		21,136
13,606		7.90%, 12/12/2033		5,898
63,496		7.90%, 06/12/2034		27,526
66,331		7.90%, 12/12/2034		28,754
25,512		8.00%, 12/12/2022		11,059
27,213		8.00%, 06/12/2023		11,797
				236,671
Indiana			3.43%
		Madison Park Church of God, Inc. (e) (i)
1,649,187		5.50%, 01/01/2033		616,136

Louisiana			3.54%
		Living Way Apostolic Church, Inc.
103,000		7.90%, 10/20/2030		91,577
15,000		7.90%, 10/20/2031		13,115
91,000		7.90%, 04/20/2032		79,780
121,000		7.90%, 10/20/2032		104,968
126,000		7.90%, 04/20/2033		109,204
136,000		7.90%, 04/20/2034		116,838
141,000		7.90%, 10/20/2034		120,315
				635,796
Maryland			0.24%
		Ark of Safety Christian Church, Inc. (c)(d) (e) (i)
46,508		4.50%, 05/15/2027		43,299

Massachusetts			1.49%
		Harvest Ministries of New England, Inc.
95,000		7.30%, 02/20/2033		78,366
114,000		7.30%, 08/20/2033		93,503
118,000		7.30%, 02/20/2034		96,371
				268,239
North Carolina			0.13%
		Accumulated Resources of Kindred Spirits (c) (d) (i)
60,726		7.75%, 12/01/2009		22,882

Rhode Island			3.82%
		The Cathedral of Life Christian Assembly (d) (i)
23,000		7.50%, 08/15/2020		13,278
23,000		7.50%, 02/15/2021		13,278
25,000		7.50%, 08/15/2021		14,433
25,000		7.50%, 02/15/2022		14,433
35,000		7.60%, 08/15/2026		20,206
37,000		7.60%, 02/15/2027		21,360
39,000		7.60%, 08/15/2027		22,515
40,000		7.60%, 02/15/2028		23,092
41,000		7.60%, 08/15/2028		23,669
43,000		7.60%, 02/15/2029		24,824
45,000		7.60%, 08/15/2029		25,979
46,000		7.60%, 02/15/2030		26,556
48,000		7.60%, 08/15/2030		27,710
50,000		7.60%, 02/15/2031		28,865
52,000		7.60%, 08/15/2031		30,020
53,000		7.60%, 02/15/2032		30,597
58,000		7.60%, 02/15/2033		33,483
60,000		7.60%, 08/15/2033		34,638
62,000		7.60%, 02/15/2034		35,793
65,000		7.60%, 08/15/2034		37,525
67,000		7.60%, 02/15/2035		38,679
70,000		7.60%, 08/15/2035		40,411
62,000		7.60%, 08/15/2036		35,793
58,000		7.60%, 02/15/2037		33,483
7,000		7.60%, 08/15/2037		4,041
26,000		8.00%, 08/15/2022		15,010
28,000		8.00%, 02/15/2023		16,164
				685,832
Tennessee			3.80%
		Grace Christian Fellowship Church, Inc. (c) (d) (i)
38,000		8.40%, 07/18/2021		14,729
39,000		8.40%, 10/18/2021		15,116
40,000		8.40%, 01/18/2022		15,504
41,000		8.40%, 04/18/2022		15,892
41,000		8.40%, 07/18/2022		15,892
42,000		8.40%, 10/18/2022		16,279
44,000		8.40%, 01/18/2023		17,054
44,000		8.40%, 04/18/2023		17,054
45,000		8.40%, 07/18/2023		17,442
46,000		8.40%, 10/18/2023		17,830
47,000		8.40%, 01/18/2024		18,217
47,000		8.40%, 04/18/2024		18,217
34,000		8.40%, 07/18/2024		13,178
50,000		8.40%, 10/18/2024		19,380
51,000		8.40%, 01/18/2025		19,768
52,000		8.40%, 04/18/2025		20,155
54,000		8.40%, 10/18/2025		20,930
56,000		8.40%, 01/18/2026		21,706
56,000		8.40%, 04/18/2026		21,706
58,000		8.40%, 10/18/2026		22,481
60,000		8.40%, 01/18/2027		23,256
35,000		8.40%, 10/18/2028		13,566
30,000		8.40%, 01/18/2029		11,628
52,000		8.40%, 04/18/2029		20,155
20,000		8.40%, 07/18/2029		7,752
75,000		8.40%, 10/18/2029		29,070
77,000		8.40%, 01/18/2030		29,845
78,000		8.40%, 04/18/2030		30,233
81,000		8.40%, 07/18/2030		31,396
81,000		8.40%, 10/18/2030		31,396
21,000		8.40%, 04/18/2031		8,140
38,000		8.40%, 07/18/2031		14,729
88,000		8.40%, 10/18/2031		34,109
100,000		8.40%, 04/18/2033		38,760
				682,564

Total Church Mortgage Bonds (Cost $14,975,286)			48.40%	8,697,741

CHURCH MORTGAGE LOANS (b)

California			3.30%
		Mount Olive Missionary Baptist Church of Fresno (e) (i)
827,717		3.50%, 08/25/2020		592,397

Georgia			4.63%
		God First Breakthrough Ministries, Inc. (e) (i)
940,303		3.00%, 03/01/2020		831,980

Nevada			0.81%
		Iglesia Christiana Verbo De Dios, Inc. (e) (i)
244,565		4.00%, 04/1/2023		145,932

Texas			2.58%
		Pleasant Grove Baptist Church (e) (i)
766,987		7.50%, 08/01/2033		$462,800

Total Church Mortgage Loans (Cost $2,779,573)			11.31%	2,033,110

EXCHANGE TRADED FUNDS			31.08%

Exchange Traded Funds
13,500		PIMCO 1-3 Year US Treasury ETF		677,025
7,300		PIMCO Investment Grade Corporate Bond ETF		723,065
30,600		PowerShares Senior Loan Portfolio ETF		666,468
8,800		Vanguard Intermediate-Term Bond ETF		715,352
11,200		Vanguard Intermediate-Term Treasury ETF		710,864
8,800		Vanguard Intermediate-Term Corporate Bond ETF		729,168
9,100		Vanguard Short-Term Bond ETF		714,987
8,300		Vanguard Short-Term Corporate Bond ETF		646,902
Total Exchnage Traded Funds (Cost $5,671,326) (h)				5,583,832

SHORT TERM INVESTMENT			8.38%

Money Market Fund
1,505,159		Federated Gov't Obligations Fund-Inst'l Shares- 2.10% (g) (h) (Cost $1,505,159)		1,505,159

Total Investments - (Cost $24,931,344)			99.17%	17,819,842

ASSETS IN EXCESS OF LIABILITIES			0.83%	148,878

Net Assets			100.00%	$17,968,719

(a) The Issuer has the right to redeem the Bonds on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty.
The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market.
(b) The Mortgagee has the right to prepay the Loans at any time. The Loans are generally considered to be illiquid due to the limited, if any, secondary market. The Fund participates in the principal and interest payments from the Mortgagee with the California Baptist Foundation's
Church Loan Fund. See Note 3.
(c) Represents non-income producing security.
(d) Security is in default or is delinquent on interest or principal payments. As a result, further action towards the issuer is being taken by the trustee on behalf of bondholders, in the form of a demand letter, foreclosure, forbearance, liquidation of the underlying collateral or bankruptcy of the issuer.
(e) The trustee of the issuer has completed restructuring of the bond and/or mortgage. The restructured terms reduced the interest rate and/or shortened the maturity period.
(f) Issuer of security, as a part of the restructure of the bond, will receive an annual credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The zero coupon bonds are priced to reflect the portion of principal the Fund believes it will receive.
(g) Variable rate or zero coupon securities; the coupon rate shown represents the yield as of December 31, 2018.
(h) Mutual funds are priced at their NAV as of December 31, 2018.
(i) Security is fair valued by management as of December 31, 2018.

As of December 31, 2018, the cost of investments were $24,931,344, the gross unrealized appreciation on investments were $10,677 and the gross unrealized depreciation on investments were $7,122,179, for a net unrealized depreciation of $7,111,502 for federal income tax purposes.

CHURCH CAPITAL FUND

Notes to Schedule of Investments
December 31, 2018 (Unaudited)

SECURITY VALUATIONS

The Fund’s investments in Church Securities are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Fund values investments in Church Securities on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such Church Securities using a pricing service when such prices are believed to reflect fair value. Church Securities with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board.

In determining fair value, all relevant qualitative and quantitative factors available are considered.  These factors are subject to change over time and are reviewed periodically.  The fair valuation process used by the Fund has been reviewed and refined by the Fund’s management no less than monthly and has been subject to quarterly review and approval from the Fund’s Board.

For performing Level 3 bonds and mortgages for which there is an available valuation published by an independent pricing service, the inputs are developed using various valuation methodologies such as matrix pricing, broker quotations and market transactions.  Inputs may include price information, specific and broad credit data, corporate yield curves, yields of new issue church bonds, information related to principal and interest payments, as well as other factors.  Certain inputs used by the pricing service are not observable and may be considered proprietary.

When a price from an independent pricing service was unavailable, the Fund’s management has used the Market or Income Approach, whichever was appropriate.

Under the Fund’s valuation process, fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads.  The Market Approach is sensitive to changes in the benchmark yield curve and spreads that reflect the credit, liquidity, and refinancing risks of the individual security.  A reduced yield causes the price to increase while an increased yield causes the price to decrease.

The relevant inputs that the Fund could consider when using the Market Approach may include, but have not been limited to:

	-	the BB yield curve
	-	the viability of the local refinancing market
	-	the size of the issuer
	-	the size of any trades that occurred in the open market
	-	the maturity date
	-	the estimated value of the underlying collateral
	-

the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments and/or balloon payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest. has any late or missed payments, maturity extensions

In addition, the fair value procedures have specific provisions for treatment of defaulted bonds and mortgages.  When it has become more than a remote possibility that foreclosure proceedings are probable, the Fund management has taken an Income Approach to the valuation of the securities.  The relevant inputs that Fund management could consider in using the Income Approach to determine a fair value include, but have not been limited to:

	-	any current independent appraisal values or independent broker opinion of value of the property securing the bonds and mortgages
	-	any current listing price or related data
	-	index adjusted appraisal values or broker opinion of value based on published real estate sources
	-	estimated costs associated with the disposition of the property
	-	risk adjusted discount rate
	-	estimated time to sell in years
	-	probability of foreclosure
	-	broker opinion of values of the property securing the church securities

The Income Approach is sensitive to changes in property value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure.  An increase in a property value causes the fair value to increase, conversely a decrease in a property value or other estimate of the value of the underlying real estate, causes fair value to decrease.  Such movements in the property value would be deemed to have the most significant impact on fair value under the Income Approach.  An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease.  An increase in time to sell causes an increase in the discount rate and the costs associated with the disposition of the property.  A decrease to the aforementioned types of changes cause the fair value to increase.

The Fund could also incorporate a probability analysis into its valuation approach for certain defaulted bonds and mortgages, whereby the value of the bond or mortgage is derived from a weighted assessment by the Fund of the potential options for the resolution of the issuer's debt (restructuring, foreclosure, payoff at par, etc.), and the Fund's consideration of the likelihood of each outcome.  In determining the fair value of Church Securities, the Fund has also considered the potential results of the trustee’s actions, including restructuring, refinance, and acceleration of payments or other liquidation of property collateralizing the bond or mortgage.  For Church Securities that have been restructured, the Fund has valued such bonds or mortgages under the Income Approach until additional information is available as to the church’s ability to perform under the revised terms, in which case the Market Approach may be utilized.

Additionally, the Fund’s investments in church mortgage loans represent participations in the principal and interest payments from the Mortgagee with the Church Loan Assets Master LLC (“Loan Fund”). The trustee of the investments held by the Loan Fund (including the participations in church mortgage loans with the Fund) is actively seeking to liquidate and/or restructure all of the Loan Fund’s investments.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed.  The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.  As a result, it is reasonably possible that the Fund’s estimate of fair value may have significant changes in the near term.

U.S. Treasury Obligations, if any, held in the Fund’s portfolio may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.  In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for the securities, or the mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day.  Short-term obligations held by the Fund that mature in 60 days or less are valued at the amortized cost if their original term to maturity when acquired by the Fund was 60 days or less, or are valued at amortized cost using their value on the 61st day prior to maturity if their original term to maturity when acquired by the Fund was more than 60 days, unless in each case this is determined not to represent fair value.  Repurchase agreements are valued at cost plus accrued interest. Securities for which there exist no price quotations or valuations and all other assets are valued at fair value as determined in good faith by or on behalf of the Trustees. The Level 1 investments in exchange traded funds and money market funds are generally priced at the respective fund's ending Net Asset Value (“NAV”).

In determining fair value, the Fund uses various valuation approaches.  GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1- Quoted prices in active markets for identical assets or liabilities and NAV for exchange traded funds and money market funds and ETF’s.

Level 2- Other significant observable inputs, including, but not limited to, quoted prices in markets that are not active, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3- Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, Church Securities are generally categorized as Level 3. For Level 3 securities the Fund uses a pricing service (a) only for those securities that are performing and; (b) only when such pricing service prices are believed to reflect fair value of the securities.

The following table presents information about the Fund’s assets measured at fair value as of December 31, 2018:

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs	Balance as of
Assets		(Level 1)	(Level 2)	(Level 3)	31-Dec-18
Church Mortgage Bonds 0			0	$8,697,741	8,697,741
Church Mortgage Loans 0			0	2,033,110	2,033,110
Exchange Traded Funds 5,583,832			0	0	5,583,832
Short Term Investments 1,505,159			0	0	1,505,159
		$7,088,991	0	$10,730,851	$17,819,842
It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2018.

See the Schedule of Investments for state classification of church mortgage bonds and loans.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Church Mortgage Bonds	Church Mortgage Loans	Total
		Balance as of 01/01/2018	$9,599,333	$2,021,873	$11,621,206
		Accrued Accretion/(Amortization)	0	0	0
		Unrealized Appreciation/(Depreciation)	340,877	35,231	376,108
		Realized Gain/(Loss)	11,825	0	11,825
		Gross Sales and Paydowns	-1,254,294	-23,994	-1,278,288
		Gross Restructures	0	0	0
		Transfers In/(Out) of Level 3	0	0	0
		Balance as of 12/31/2018	$8,697,741	$2,033,110	$10,730,851

For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective as of a date within the 90 days of the filing date of this report (the "Evaluation Date" based on their evaluation of the registrant's disclosure controls and procedures as of the Evaluation Date.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CHURCH CAPITAL FUND

By /s/ Edward L. Jaroski

Edward L. Jaroski

President

Date: March 1, 2019

By /s/ Richard A. Nunn

Richard A. Nunn

Treasurer

Date: March 1, 2019

By /s/ Carla Homer

   Carla Homer,

   Secretary

Date March 1, 2019